INTEREST EXPENSE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Credit Facility Cost	$ (6,139,000)	$ 0	$ 0
Amortization of deferred financing costs	1,365,000	653,000	653,000
Deferred financing costs	$ 5,900,000	$ 1,100,000